Partners' Capital	6 Months Ended
Jun. 30, 2017
Partners' Capital [Abstract]
Partners' Capital
8. Partners' Capital
As of June 30, 2017 and December 31, 2016 the Partnership's partners' capital was comprised of the following units:

	As of June 30, 2017	As of December 31, 2016
Common units	123,631,036	122,094,633
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	139,054,358	137,517,955

During the six-month period ended June 30, 2017, the Partnership issued 1,536,403 new common units under its At-The-Market offering (the “ATM offering”) and equity distribution agreement the Partnership had entered into with UBS Securities LLC in September 2016. This issuance resulted in net proceeds of $5,120 after the payment of commission to the sales agent but before offering expenses. For the six-month period ended June 30, 2017, the Partnership recognized offering expenses of $127 in connection with the ATM offering.
Details of the Partnership's Partner's Capital are discussed in Note 12 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2016.

During the six-month periods ended June 30, 2017 and 2016, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	April 20, 2017	January 18, 2017	April 26, 2016	January 20, 2016
Common unit-holders
Distributions per common unit declared	0.08	0.08	0.0750	0.2385
Common units entitled to distribution	123,631,036	122,343,706	120,409,456	120,409,456
General partner and IDR distributions	$195	$195	$183	$582
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21975
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333